COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2011
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Award amount	$ 18.7	$ 16.1
Continued payments, percent of net sales		1.00%	1.00%
University of Utah Research Foundation
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage by noncontrolling owner				2.00%